LoanID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Seller Comments	JCIII Additional Comments
300006	Compliance	Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list maximum rate may be reached during first five years (05/XX/2013) as opposed to date of first payment max rate during first five years applies (07/XX/2018). Also, "Maximum Ever" column should list date maximum rate may be reached (06/XX/2020) as opposed to date of max payment max rate during first five years applies (07/XX/2020) (Reg Z Commentary 18(s)(2)(i)(B)(3)(i).
2/18/2014
300009	Compliance	Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 06/XX/2013 (funding date), 06/XX/2013 (closing date), 07/XX/2013 (30 days before first payment) or 08/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 08/XX/2018.  "Maximum Ever" column should list date maximum rate may be reached (07/XX/2020) per Note terms, TIL lists 08/XX/2020.
2/18/2014
300009	Compliance	GFE4 Reason(s) for interest rate-related revision(s) not documented
GFE4 dated 06/04/2013 reflects an undocumented decrease in Credit for interest rate from ($4114.44) to ($3441.78) therefore an undocumented increase in Adjusted Origination charges from $425.56 to $1098.21.
					2/18/2014	2/24/2014	COC/GFEs	YES
300009	Compliance	GFE5 Reason(s) for interest rate-related revision(s) not documented
GFE5 dated 06/18/2013 reflects an undocumented decrease in Credit for interest rate from ($3441.78) to ($3127.87) therefore an undocumented increase in Adjusted Origination charges from $1098.21 to $1412.13.
					2/18/2014	2/24/2014	COC/GFEs	YES
300009	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 05/01/2013; Adjusted Origination disclosed as $425.56 increased at closing to $1412.13.
					2/18/2014	2/24/2014	COC/GFEs	YES
300009	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 05/01/2013 of ($4114.44) but final HUD discloses a credit of ($3127.87).		2/18/2014	2/24/2014	COC/GFEs	YES
300009	Compliance	No tolerance fees increased at closing (Transfer Taxes)	No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 06/18/2013 disclosed Transfer taxes as $0 increased at closing to $.50.		2/18/2014	2/24/2014	COC/GFEs		YES			COC provided does not satisfy COC requirement.
300009	Compliance	Payment value(s) in TIL Rate/Payment Disclosure inaccurate	Payment values in TIL Rate/Payment Disclosure are inaccurate. Maximum ever P&I payment on the Final TIL is $2335.24, calculated Maximum Ever P&I payment is $2309.45.		2/18/2014
300009	Credit	Appraisal Missing	N/A		2/18/2014	2/20/2014	Appraisal waiver	YES
300010	Compliance	Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list maximum rate may be reached during first five years (7/XX/2013) as opposed to date of first payment max rate during first five years applies (09/XX/2018). Also, "Maximum Ever" column should list date maximum rate may be reached (8/XX/2020) as opposed to date of max payment max rate during first five years applies (9/XX/2020) (Reg Z Commentary 18(s)(2)(i)(B)(3)(i).
2/18/2014
300013	Compliance	GFE2 Reason(s) for interest rate-related revision(s) not documented	GFE2 dated 03/05/2013 reflects an undocumented increase in Charge for interest rate from $0.00 to $3,100.00.		2/18/2014	2/21/2014	COC/GFEs		YES			COC previously provided does not satisfy COC requirement.
300013	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing. Adjusted Origination charges increased from most recent binding GFE dated 03/05/2013; Adjusted Origination disclosed as $995.00 increased at closing to $3,400.06.
					2/18/2014	2/21/2014	COC/GFEs		YES			COC previously provided does not satisfy COC requirement.
300013	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing. Charge for Interest Rate disclosed on the most recent binding GFE dated 03/05/2013 of $0.00, but final HUD discloses a charge of $2,405.60.		2/18/2014	2/21/2014	COC/GFEs		YES			COC previously provided does not satisfy COC requirement.
300013	Compliance	TIL ARM Introductory Rate Disclosure inaccurate
TIL Introductory ARM disclosure inaccurate - "Even if market rates do not change, this rate will increase to" lists fully indexed rate (3.125%) without rounding to nearest eighth (3%) as per Note terms.
					2/18/2014					YES	XX agrees with JCIII findings. Nationstar 2/22 update of responses
300015	Compliance	Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (3.821) is greater than .125 less than the APR on the Final TIL (4.955). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
2/18/2014
300016	Compliance	HUD1 Incomplete	Final HUD not signed by the borrower or stamped by settlement agent.	YES	2/24/2014	2/28/2014	Hud-1	YES
300016	Compliance	ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrowers 06/XX/2013 with expiration of rescission period noted as 06/XX/2013. HUD reflects a funding date of 06/XX/2013, equal to the rescission period expiration date.		2/24/2014	3/4/2014	Hud-1		YES			Does not clear funding date violation.
300016	Credit	Credit Report Missing	Missing credit report only credit supplement in file.		2/24/2014	3/4/2014	Credit Report	YES
300018	Compliance	ROR Missing	N/A		2/18/2014	2/26/2014	Response		YES
On this loan, the property is already owned by the borrower so it’s not a straight CtoP.  In order to be exempt from rescission, the collateral for the loan must not be the borrower’s principal residence.  We have evidence the borrower resided in the subject property as his/her primary residence at the time the subject loan was made. Is the borrower’s address on the 1003 is same as the property address for this loan.  Other documents in file support the borrower lives at subject address (tax transcripts from origination).

300042	Compliance	HUD-1 Incomplete	HUD-1 incomplete due to missing additional disbursement exhibit.	YES	3/17/2014
300085	Compliance	HUD-1 Missing	N/A	NO	3/16/2014
300085	Compliance	TIL Missing	N/A	NO	3/16/2014
300089	Compliance	TIL Missing	N/A	NO	3/17/2014
300093	Compliance	HUD-1 Missing	N/A	NO	3/17/2014
300093	Compliance	TIL Missing	N/A	NO	3/17/2014
300149	Compliance	HUD-1 Incomplete	Final HUD is missing page 2.	YES	5/21/2014	5/29/2014	HUD-1	YES			MISSING Disagree - Final HUD-1 page 2 on page number 48 of electronic loan file
300149	Compliance	Initial GFE Missing
Missing initial GFE due to re-disclosure changed circumstance letter dated 02/12/2013 indicating that a previous GFE with a lender credit of $495 is being changed. That GFE was not enclosed in the loan file.
					5/21/2014	6/9/2014			YES		Disagree - found final HUD-1 page 2 on page number 48 of electronic loan file.	Please provide document
300149	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $875.05 which exceeds the $35 for refinances. TIL itemization did not disclose an appraisal fee of $454 paid to the lender, origination fee of $600 and subordination fee of $250 as prepaid finance charge.
					6/1/2014	6/23/2014			YES		Not addressed
While we agree that Appraisal and Credit report fees are excludable from finance charges if bona fide and reasonable, we conservatively include these fees when paid to lender without an invoice as we are unable to determine if lender retained any portion of the fee or if the entire amount is “bona fide”.  We recognize this is a conservative approach and regulation only requires that 4c7 fees are bona fide and reasonable, accordingly, no objection to client waiving/overriding exception.  With regards to lender credits, without itemization of which fees lender credits apply to, we do not assume credit applies to finance charges before non-finance charges. All 3 items would need to be utilized in order to clear the under disclosure.

300399	Compliance	HUD-1 Incomplete	HUD incomplete due to missing the HUD addendum that details line 1035 total amount of $51724.81. All fees were able to be captured and test run.	YES	4/1/2015
300559	Credit	Appraisal Missing	N/A		10/29/2015	11/2/2015		YES			Please see appraisal attached.
300560	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $565.41 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $2,857.72 that is not itemized, therefore, applied to non-APR fees first.
					10/29/2015	11/6/2015			YES
Disagree with investor.  Issue 193: Finance charge is overstated $462.33 and in compliance.  APR is overstated 0.0069% and in compliance.  Per investor sheet, Lender Credit $2,857.72 was applied to non-APR fees in their APR calculation.  Per XX testing methodology, Lender Credits can be applied to APR fees unless they are specifically itemized for non-APR fees.

The application of non-itemized lump sum credits is an issue that comes up regularly and one which we re-visit with counsel frequently.  Each time, we have been advised by counsel that our conservative approach, is an appropriate one to take in reviewing loans as a due diligence firm. Our approach is to apply a non-itemized lump sum credit to non-APR affecting fees and fees not included in high cost points and fees definitions first. While there is no specific guidance in the regulations, there is clearly more risk in assuming that a lump sum credit was meant to be applied toward APR-affecting and high cost points and fees before others.  Will leave to client's discretion to override this exception based on internal policy, guidance from counsel an risk based analysis.

300560	Compliance	Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $835 and the total collected was $1332.50, resulting in an increase of $497.50 or 59.58%.
					10/29/2015	11/16/2015			YES
Disagree with investor. Issue 194: There were 2 GFE's in LIS dated 7/2/12 and 4/17/13; however, GFE dated 4/XX/13 was issued 2 days prior to closing with no notes in LIS to indicate that the GFE was sent overnight. This GFE does not meet the three day required closing timing. WF system indicates fees were not referred. Fees were correctly disclosed as referrred on the Final HUD. Page 3 indicates that the figures from GFE dated 4/17/13 were used for calculations; however, this GFE was not received by the borrower in time for closing. The GFE dated 7/2/12 was used for HUD comparison and all fee categories are within tolerance. The aggregate total of 10% Fees decreased by $2,123.51 or 58.68%. There would be no refund due to borrower.

Disagree. Please provide citation under RESPA requiring that GFE be issued at least 3 business days prior to closing to be considered valid/binding.  1024.7 of Reg X provides timing requirements for delivery of initial GFE (within 3 business days of receipt of applicatio) and revised GFEs resulting from COC/BRC (within 3 bysiness days of receiving information sufficient to establish COC).  We are not aware of any requirement under RESPA or Reg X 1024 that provides that most recent GFE must be provided at least 3 days prior to closing for re-disclosed amounts to be considered binding.  As noted in WF response, comparison chart on Page 3 of HUD supports that amounts from GFE dated 4/17/13 were used for calculations.  Exception remains.

300561	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $220.39 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $3,141.06 that is not itemized, therefore, applied to non-APR fees first.
					10/29/2015	11/6/2015			YES
Disagree with investor.   Issue 196: Finance charge is overstated $1,019.17 and in compliance.  APR is overstated 0.0207% and in compliance.  Per investor sheet, Lender Credit $3,141.06 was not applied to APR fees.  Per XX testing methodology, Lender Credits can be applied to APR fees unless they are specifically itemized for non-APR fees.

The application of non-itemized lump sum credits is an issue that comes up regularly and one which we re-visit with counsel frequently.  Each time, we have been advised by counsel that our conservative approach, is an appropriate one to take in reviewing loans as a due diligence firm. Our approach is to apply a non-itemized lump sum credit to non-APR affecting fees and fees not included in high cost points and fees definitions first. While there is no specific guidance in the regulations, there is clearly more risk in assuming that a lump sum credit was meant to be applied toward APR-affecting and high cost points and fees before others.  Will leave to client's discretion to override this exception based on internal policy, guidance from counsel an risk based analysis.

300562	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $621.59 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $1231.50 that is not itemized, therefore, applied to non-APR fees first.
					10/29/2015	11/6/2015			YES
Disagree with investor.  Issue 249: Finance charge is overstated $555.16 and in compliance.  APR is overstated 0.0091% and in compliance.  Per investor sheet, Lender Credit $1,231.50 was applied to non-APR fees in their APR calculation.  Per XX testing methodology, Lender Credits can be applied to APR fees unless they are specifically itemized for non-APR fees.

The application of non-itemized lump sum credits is an issue that comes up regularly and one which we re-visit with counsel frequently.  Each time, we have been advised by counsel that our conservative approach, is an appropriate one to take in reviewing loans as a due diligence firm. Our approach is to apply a non-itemized lump sum credit to non-APR affecting fees and fees not included in high cost points and fees definitions first. While there is no specific guidance in the regulations, there is clearly more risk in assuming that a lump sum credit was meant to be applied toward APR-affecting and high cost points and fees before others.  Will leave to client's discretion to override this exception based on internal policy, guidance from counsel an risk based analysis.

300562	Credit	Appraisal Missing	N/A		10/29/2015	11/2/2015		YES			As verified on the data tape, this loan was a Streamline Refi in the 2012-2013 period that required less than full documenation. A full appraisal was not required.
300564	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $570.78 which exceeds the $35 tolerance for refinance transactions. TIL itemization disclosed interim interest of $277.32 and the HUD reflects interim interest of $323.54. TIL itemization did not disclose closing fee of $400, tracking fee of $25, courier fees of $64.50 or wire fees of $35 as prepaid finance charges.
					11/17/2015						N/A
300570	Current	Missing Mod1	N/A		11/30/2015						Mod confirmed missing
300574	Compliance	HUD-1 Missing	N/A	NO	11/18/2015						N/A
300574	Credit	Appraisal Missing	N/A		11/18/2015						Appraisal confirmed missing
300576	Compliance	Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $922.23 which exceeds the $100 tolerance for purchase transactions. TIL Itemization disclosed the Settlement fee of $3207.50 and Estimated Interest of $510.42 as prepaid finance charges. The final HUD reflects Settlement Fee of $2882.50 and line 901 is blank.
					11/17/2015						N/A
300578	Compliance	Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $104.59 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		11/17/2015						N/A
300578	Compliance	HUD-1 Estimated	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES	11/17/2015						Confirmed HUD missing
300589	Compliance	Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		11/18/2015						N/A
300589	Current	Missing Mod1	N/A		11/30/2015						Mod confirmed missing
300590	Current	Missing Mod1	N/A		11/30/2015						Mod confirmed missing
300591	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $250.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
					11/17/2015						N/A
300591	Current	Mod1 Incomplete
Incomplete due to missing lender signature. Variance of $2324.55 due to this amount being deferred as per mod; however it is not noted on spreadsheet. Mod missing PITI payment.  Unable to determine pre-mod rate and pre-mod P&I due to a 1999 ARM Note with change date of 2002.
					11/30/2015						We agree. We will settle with corrected balance
300593	Compliance	State Late Charge Not Standard	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.		11/17/2015						N/A
300643	Compliance	Initial GFE Missing	Missing Initial GFE due to Written list of service providers reflects GFE was issued on 4/19/2014. This GFE was not enclosed in the loan file.		12/8/2015	12/16/2015		YES			[3] Appeal: Please see attached GFE dated 04/19/14
300643	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 4/19/2014 of $1312.50 but final HUD discloses a charge of $1906.25. This is due to the fact GFE2 dated 5/29/2014 reflects an undocumented increase in Charge for interest rate from $1312.50 to $1906.25 therefore an undocumented increase in Adjusted Origination charges from $2454.50 to $3048.25.
					12/17/2015	1/11/2016			YES		Appeal: See LOS Screenshot attached documenting the Change Circumstance of Points increasing from $1312.50 to $1906.25 stemming from a Counter Offer.	The change of circumstance is dated 10/24/2014; the change occurred on GFE dated 5/29/2014. Exception remains.
300643	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 4/19/2014; Adjusted Origination disclosed as $2454.50 increased at closing to $3048.25. This is due to the fact GFE2 dated 5/29/2014 reflects an undocumented increase in Charge for interest rate from $1312.50 to $1906.25 therefore an undocumented increase in Adjusted Origination charges from $2454.50 to $3048.25.
					12/17/2015	1/11/2016			YES		Appeal: See LOS Screenshot attached documenting the Change Circumstance of Points increasing from $1312.50 to $1906.25 stemming from a Counter Offer.	The change of circumstance is dated 10/24/2014; the change occurred on GFE dated 5/29/2014. Exception remains.
300644	Compliance	No tolerance fees increased at closing (Transfer Taxes)	No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 10/01/2010 disclosed Transfer taxes as $0 increased at closing to $2129.87.		12/10/2015
300651	Compliance	Change date(s) in TIL rate/payment disclosure inaccurate	Date on Maximum rate during first five years column shows first payment due date (8/XX/2023) as opposed to earliest date on which interest rate may apply (7/XX/2023)		12/15/2015
300652	Compliance	Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $236 which exceeds the $100 tolerance under Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a Lender credit on line 207 of HUD for $470 which is not itemized, therefore, applied to non-APR fees first.
12/15/2015
300658	Credit	Application Incomplete	Final 1003 is incomplete due to missing mortgage amounts for REO properties.		12/8/2015	12/16/2015		YES
Disagree. The 1003/final applications contain the accurate information in the REO sections.  The borrowers own multiple properties, some of which are owned free and clear. Sufficient documentation, taxes/insurance/drive report, have been provided to support the lack of a mortgage. Loan is saleable.

300658	Credit	Initial Application Incomplete	Initial 1003 is incomplete due to missing mortgage amounts for REO properties.		12/8/2015	12/16/2015		YES
Disagree. The 1003/final applications contain the accurate information in the REO sections.  The borrowers own multiple properties, some of which are owned free and clear. Sufficient documentation, taxes/insurance/drive report, have been provided to support the lack of a mortgage. Loan is saleable.

300664	Compliance	HUD-1 Estimated	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	NO	12/10/2015	1/5/2016			YES
Appeal:  Please see attached executed estimated HUD1 along with Signed funding sheet.  Only changes to borrower/settlement agent executed HUD1 is an increase in per diem from $422.04 to $633.06 due to change in funding date and a Closing Cost Rebate of $500 to the borrower from the lender.  All other charges remained the same.  Funding date of 5/XX/07 is consistent with the recording of the DOT and close of escrow.  Final trailing HUD from Settltment Agent post close of escrow is not in file. DE
Funding Sheet and Estimated HUD provided, not considered Final. Funding sheet refers to figures on Final HUD as separate document.
300664	Compliance	TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO	12/10/2015
300665	Compliance	Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $1581.39 which exceeds the $100 tolerance under Reg Z.  Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on lines 213 and 214 of the HUD for $5750 that is not itemized, therefore, applied to non-APR fees first.
					12/8/2015	12/16/2015		YES			[3] Appeal: Please see attached APR fact sheet. Borrower did not pay any charges. All charges were paid by line 802 credit or page 1 seller and lender credits.
300670	Credit	Appraisal Incomplete	Appraisal is incomplete due to missing pages 1 through 6. File only contains appraisal photos.		12/10/2015	1/5/2016				YES	Agree. Appraisal is missing.
300671	Compliance	Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $627.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		12/15/2015
300671	Compliance	State Late Charge Not Standard	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.		12/15/2015
300672	Compliance	TIL Incomplete	Final TIL is executed by borrower at closing; however reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	TESTED	12/15/2015
300681	Compliance	Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $220.90 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $195 as a prepaid finance charge.		12/10/2015
300682	Compliance	Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1190.03 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		12/10/2015